Income taxes	12 Months Ended
Dec. 31, 2018
Income taxes
Income taxes

10.        Income taxes

Income tax expense (benefit)

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Current tax — Land Appreciation Tax	(172)	179	731
Current tax — Enterprise Income Tax	15,598	(469)	1,306
Deferred tax	(950)	2,136	(8,589)
	14,476	1,846	(6,552)

The income tax expense (benefit) for the year can be reconciled to the accounting profit as follows:

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Profit before tax	91,687	128,269	309,882
Income tax expense calculated at 15% (2017: 15% and 2016: 15%)	13,753	19,240	46,482
Effect of tax holiday	(69,581)	(50,258)	(41,484)
Additional deduction for research and development expenditures	(47,541)	(25,260)	(13,107)
Tax losses for which no deferred tax assets were recognized (1)	127,686	70,341	39,777
Reversal (utilization) of previously unrecognized tax losses of temporary differences	—	5,687	(43,440)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(9,669)	(18,082)	4,517
Others	(172)	178	703
	14,476	1,846	(6,552)

(1)

The tax losses were calculated from the profit or loss of some subsidiaries after adjusting the additional deduction for research and development expenditures and the effect of different tax rates and cannot be carried forward from prior years to offset future profits in five years.

The tax rate used for the 2018, 2017 and 2016 reconciliation above is the corporate tax rate of 15% payable by most of the Group’s entities in Mainland China under tax law in that jurisdiction.

Current tax liabilities

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Income tax payable	2,607	270	460

Deferred tax balances

The following is the analysis of deferred tax assets (liabilities) presented in the consolidated statement of financial position:

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Deferred tax assets
Property, plant and equipment	42,613	41,271	45,981
Intangible Assets	1,688	1,844	—
Others	1,125	1,760	—
	45,426	44,875	45,981
Deferred tax liabilities
Property, plant and equipment	(1,588)	(16,412)	(15,382)
Others	(51)	—	—
	(1,639)	(16,412)	(15,382)
	43,787	28,463	30,599

			Reclassified	Recognize
	Opening	Deconsolidation	as	in profit	Closing
	balance	of subsidiary	held-for-sale	or loss	balance
December 31, 2018	USD’000	USD’000	USD’000	USD’000	USD’000
Net deferred tax assets in relation to
Property, plant and equipment	24,859	—	14,437	1,729	41,025
Intangible assets	1,844	—	—	(156)	1,688
Others	1,760	(63)	—	(623)	1,074
	28,463	(63)	14,437	950	43,787

		Recognize
	Opening	in profit	Closing
	balance	or loss	balance
December 31, 2017	USD’000	USD’000	USD’000
Net deferred tax assets in relation to
Property, plant and equipment	30,599	(5,740)	24,859
Intangible assets	—	1,844	1,844
Others	—	1,760	1,760
	30,599	(2,136)	28,463

			Recognize
	Opening	Business	in profit	Closing
	balance	Combination	or loss	balance
December 31, 2016	USD’000	USD’000	USD’000	USD’000
Net deferred tax assets in relation to
Property, plant and equipment	37,233	(15,639)	9,005	30,599
Capitalized interest	(3)	—	3	—
Others	419	—	(419)	—
	37,649	(15,639)	8,589	30,599

The Company is incorporated in the Cayman Islands, where it is not currently subject to taxation.  According to the law of Italy on enterprise income tax, LFoundry income tax (“IRES”) rate is 24%.

The detailed tax status of SMIC’s principal PRC entities with tax holidays is elaborated as follows:

1)Semiconductor Manufacturing International (Shanghai) Corporation (“SMIS” or “SMIC Shanghai”)

Pursuant to the relevant tax regulations, SMIS is qualified as an integrated circuit enterprise and enjoyed a 10-year tax holiday (five year full exemption followed by five year half reduction) beginning from 2004 after utilizing all prior years’ tax losses. The income tax rate for SMIS for was 15% in 2018. (2017:  15% and 2016:  15%).

2)Semiconductor Manufacturing International (Tianjin) Corporation (“SMIT” or “SMIC Tianjin”)

In accordance with Circular No. 43 and Circular No. 1, SMIT is qualified as an integrated circuit enterprise and enjoying a 10-year tax holiday (five year full exemption followed by five year half reduction) beginning from 2013 after utilizing all prior years’ tax losses. The income tax rate for SMIT was 0% from 2013 to 2017 and 12.5% from 2018 to 2022.

3)Semiconductor Manufacturing International (Beijing) Corporation (“SMIB” or “SMIC Beijing”)

In accordance with Circular No. 43 and Circular No. 1, SMIB is qualified as an integrated circuit enterprise and enjoying a 10-year tax holiday (five year full exemption followed by five year half reduction) beginning from 2015 after utilizing all prior years’ tax losses. The income tax rate for SMIB was 0% from 2015 to 2019 and 12.5% from 2020 to 2024.

4)Semiconductor Manufacturing International (Shenzhen) Corporation (“SMIC Shenzhen”), Semiconductor Manufacturing North China (Beijing) Corporation (“SMNC”) and SJ Semiconductor (Jiangyin) Corporation (“SJ Jiangyin”)

In accordance with Circular No. 43, Circular No. 1 and Circular No. 27, SMIC Shenzhen, SMNC and SJ Jiangyin are entitled to the preferential tax rate of 15% and 10-yeartax holiday (five year full exemption followed by five year half reduction) subsequent to its first profit-making year after utilizing all prior tax losses on or before December 31, 2018. SMIC Shenzhen, SMNC and SJ Jiangyin were in accumulative loss positions as of December 31, 2017 and the tax holiday has not begun to take effect.

5)Other PRC entities

All the other PRC entities of SMIC are subject to income tax rate of 25%.

Unused tax losses

At the end of the reporting period, no deferred tax asset was recognized in respect of tax losses of US$457.3 million (December 31, 2017:  US$235.1 million and December 31, 2015:  US$444.0 million) due to the unpredictability of future profit streams, of which US$20.5 million, US$33.0 million, US$90.1 million, US$62.0 million and US$251.7 million will expire in 2019, 2020, 2021, 2022 and 2023, respectively.